Consolidated statements of operations (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Related party transaction general and administration expenses	$ 490,054	$ 465,176	$ 296,274